Commitments and Contingencies (Details) $ in Millions		12 Months Ended
	Aug. 16, 2022 USD ($)	Dec. 31, 2020 USD ($) item	Dec. 13, 2022	Jun. 01, 2022	Jan. 28, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 19, 2019 USD ($)
Loss Contingencies [Line Items]
Amount payable		$ 1.7				$ 5.0	$ 5.0
Number of vendors | item		1
Settlement amount		$ 1.3
Contingent gain		$ 0.4
Judgment amount	$ 16.4
Judgment interest rate	9.00%
Convertible Debt Securities [Member] | Silk EV [Member]
Loss Contingencies [Line Items]
Cost					$ 15.0
Subsequent Event
Loss Contingencies [Line Items]
Judgment amount	$ 16.4
Judgment interest rate	9.00%
Convertible Debenture | Subsequent Event
Loss Contingencies [Line Items]
Interest rate			20.00%
Silk EV Note | Convertible Debenture
Loss Contingencies [Line Items]
Interest rate				6.00%	6.00%